UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: 06/30/2025

Date of reporting period: 06/30/2025

Item 1. Reports to Stockholders.

(a)

Olstein All Cap Value Fund
Class A | OFAVX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Olstein All Cap Value Fund for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$147	1.42%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended June 30, 2025, the Class returned 6.75% (load-waived), compared to the 13.30% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 3000 Value Index. The Fund’s broad-based securities market index, the Russell 3000 Index, returned 15.30% over the same period.
The Fund trailed the Russell 3000 Value Index and the Russell 3000 Index as we stuck to the basic tenet when practicing our long-term investment philosophy. We believe the price paid for a security is the biggest factor determining future returns. Our value philosophy seeks to find undervalued securities when short-term problems produce prices which don’t properly recognize a company’s future ability to produce excess future free cash flow. Our holdings in financials and industrials showed positive returns but underperformed their index counterparts.
It is important to note that volatility characterized U.S. equity markets for much of the fiscal year. While a narrow range of growth-oriented technology stocks (“the “Magnificent Seven” mega-cap companies) continued to dominate the market during the first half of 2024, a shift occurred shortly after the start of the fiscal year. As market breadth expanded, value stocks demonstrated improved performance. This trend continued into 2025, with a higher percentage of stocks outperforming the overall market compared to the previous year. The broadening of the market and improved performance of value factors helped the Class outperform the benchmark Russell 3000 Index for two of the four quarters during the fiscal year – the quarters ended September 30, 2024, and March 31, 2025.
We sought to take advantage of last year’s market volatility. We remained focused on individual companies, their operations, prospects, and financial strength to withstand current short-term issues. Notable changes in the Fund’s positioning from the end of the previous fiscal year end included decreased exposure to the Industrials sector and a higher allocation to Information Technology stocks.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge (if applicable). The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Olstein All Cap Value Fund	PAGE 1	TSR-AR-56167N563

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/17/2018)
Class A (without sales charge)	6.75	10.91	6.52
Class A (with sales charge)	0.86	9.65	5.64
Russell 3000 Total Return	15.30	15.96	12.98
Russell 3000 Value Total Return	13.30	13.87	8.72
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$499,627,715
Number of Equity Holdings	80
Net Advisory Fee	$5,309,140
Portfolio Turnover	38%
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type (% of Net Assets)
Common Stocks	96.6%
Cash & Other	3.4%

Top 10 Equity Issuers (% of Net Assets)
Walt Disney Company	2.8%
Johnson & Johnson	1.9%
General Dynamics Corporation	1.8%
Aptiv PLC	1.8%
Becton, Dickinson & Company	1.8%
Vontier Corporation	1.8%
Sensata Technologies Holdings PLC	1.7%
Schlumberger Ltd.	1.7%
ABM Industries, Inc.	1.6%
Baxter International, Inc.	1.6%
Sector Breakdown (% of Equity Investments)
For additional information about the Fund, including its prospectus and other important materials, scan the QR code or visit  https://www.olsteinfunds.com/resources/documents-forms.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Olstein Capital Management, L.P. documents not be householded, please contact Olstein Capital Management, L.P. at 1-800-799-2113, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Olstein Capital Management, L.P. or your financial intermediary.
Olstein All Cap Value Fund	PAGE 2	TSR-AR-56167N563

Olstein All Cap Value Fund
Class C | OFALX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Olstein All Cap Value Fund for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$223	2.17%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended June 30, 2025, the Class returned 5.98% (load-waived), compared to the 13.30% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 3000 Value Index. The Fund’s broad-based securities market index, the Russell 3000 Index, returned 15.30% over the same period.
The Fund trailed the Russell 3000 Value Index and the Russell 3000 Index as we stuck to the basic tenet when practicing our long-term investment philosophy. We believe the price paid for a security is the biggest factor determining future returns. Our value philosophy seeks to find undervalued securities when short-term problems produce prices which don’t properly recognize a company’s future ability to produce excess future free cash flow. Our holdings in financials and industrials showed positive returns but underperformed their index counterparts.
It is important to note that volatility characterized U.S. equity markets for much of the fiscal year. While a narrow range of growth-oriented technology stocks (“the “Magnificent Seven” mega-cap companies) continued to dominate the market during the first half of 2024, a shift occurred shortly after the start of the fiscal year. As market breadth expanded, value stocks demonstrated improved performance. This trend continued into 2025, with a higher percentage of stocks outperforming the overall market compared to the previous year. The broadening of the market and improved performance of value factors helped the Class outperform the benchmark Russell 3000 Index for two of the four quarters during the fiscal year – the quarters ended September 30, 2024, and March 31, 2025.
We sought to take advantage of last year’s market volatility. We remained focused on individual companies, their operations, prospects, and financial strength to withstand current short-term issues. Notable changes in the Fund’s positioning from the end of the previous fiscal year end included decreased exposure to the Industrials sector and a higher allocation to Information Technology stocks.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge (if applicable). The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Olstein All Cap Value Fund	PAGE 1	TSR-AR-56167N613

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	5.98	10.07	5.88
Class C (with sales charge)	5.03	10.07	5.88
Russell 3000 Total Return	15.30	15.96	12.96
Russell 3000 Value Total Return	13.30	13.87	9.04
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$499,627,715
Number of Equity Holdings	80
Net Advisory Fee	$5,309,140
Portfolio Turnover	38%
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type (% of Net Assets)
Common Stocks	96.6%
Cash & Other	3.4%

Top 10 Equity Issuers (% of Net Assets)
Walt Disney Company	2.8%
Johnson & Johnson	1.9%
General Dynamics Corporation	1.8%
Aptiv PLC	1.8%
Becton, Dickinson & Company	1.8%
Vontier Corporation	1.8%
Sensata Technologies Holdings PLC	1.7%
Schlumberger Ltd.	1.7%
ABM Industries, Inc.	1.6%
Baxter International, Inc.	1.6%
Sector Breakdown (% of Equity Investments)
For additional information about the Fund, including its prospectus and other important materials, scan the QR code or visit  https://www.olsteinfunds.com/resources/documents-forms.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Olstein Capital Management, L.P. documents not be householded, please contact Olstein Capital Management, L.P. at 1-800-799-2113, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Olstein Capital Management, L.P. or your financial intermediary.
Olstein All Cap Value Fund	PAGE 2	TSR-AR-56167N613

Olstein All Cap Value Fund
Adviser Class | OFAFX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Olstein All Cap Value Fund for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Adviser Class	$121	1.17%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended June 30, 2025, the Class returned 7.05% compared to the 13.30% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 3000 Value Index. The Fund’s broad-based securities market index, the Russell 3000 Index, returned 15.30% over the same period.
The Fund trailed the Russell 3000 Value Index and the Russell 3000 Index as we stuck to the basic tenet when practicing our long-term investment philosophy. We believe the price paid for a security is the biggest factor determining future returns. Our value philosophy seeks to find undervalued securities when short-term problems produce prices which don’t properly recognize a company’s future ability to produce excess future free cash flow. Our holdings in financials and industrials showed positive returns but underperformed their index counterparts.
It is important to note that volatility characterized U.S. equity markets for much of the fiscal year. While a narrow range of growth-oriented technology stocks (“the “Magnificent Seven” mega-cap companies) continued to dominate the market during the first half of 2024, a shift occurred shortly after the start of the fiscal year. As market breadth expanded, value stocks demonstrated improved performance. This trend continued into 2025, with a higher percentage of stocks outperforming the overall market compared to the previous year. The broadening of the market and improved performance of value factors helped the Class outperform the benchmark Russell 3000 Index for two of the four quarters during the fiscal year – the quarters ended September 30, 2024, and March 31, 2025.
We sought to take advantage of last year’s market volatility. We remained focused on individual companies, their operations, prospects, and financial strength to withstand current short-term issues. Notable changes in the Fund’s positioning from the end of the previous fiscal year end included decreased exposure to the Industrials sector and a higher allocation to Information Technology stocks.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge (if applicable). The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Olstein All Cap Value Fund	PAGE 1	TSR-AR-56167N621

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Adviser Class (without sales charge)	7.05	11.18	6.95
Russell 3000 Total Return	15.30	15.96	12.96
Russell 3000 Value Total Return	13.30	13.87	9.04
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$499,627,715
Number of Equity Holdings	80
Net Advisory Fee	$5,309,140
Portfolio Turnover	38%
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type (% of Net Assets)
Common Stocks	96.6%
Cash & Other	3.4%

Top 10 Equity Issuers (% of Net Assets)
Walt Disney Company	2.8%
Johnson & Johnson	1.9%
General Dynamics Corporation	1.8%
Aptiv PLC	1.8%
Becton, Dickinson & Company	1.8%
Vontier Corporation	1.8%
Sensata Technologies Holdings PLC	1.7%
Schlumberger Ltd.	1.7%
ABM Industries, Inc.	1.6%
Baxter International, Inc.	1.6%
Sector Breakdown (% of Equity Investments)
For additional information about the Fund, including its prospectus and other important materials, scan the QR code or visit  https://www.olsteinfunds.com/resources/documents-forms.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Olstein Capital Management, L.P. documents not be householded, please contact Olstein Capital Management, L.P. at 1-800-799-2113, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Olstein Capital Management, L.P. or your financial intermediary.
Olstein All Cap Value Fund	PAGE 2	TSR-AR-56167N621

Olstein Strategic Opportunities Fund
Class A | OFSAX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Olstein Strategic Opportunities Fund for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$160	1.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended June 30, 2025, the Class returned -0.13% (load-waived), compared to the 10.47% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Value Index. The Fund’s broad-based securities market index, the Russell 3000 Index, returned 15.30% over the same period.
The Fund trailed the Russell 2500 Value Index and the Russell 3000 Index during the fiscal year primarily due to stock selection in the Consumer Discretionary, Consumer Staples, Health Care and Information Technology sectors. As market breadth expanded and value stocks demonstrated improved performance during the fiscal year, the Fund’s Industrials, Materials and Real Estate holdings contributed favorably to relative performance by outperforming their respective Russell 2500 Value Index sectors.
We are long-term investors and last year’s market volatility enabled us to fill our portfolio with companies that in our opinion had outstanding liquidity, but their market prices were affected by short-term problems. However, we believe that these companies had excellent financial liquidity, sound balance sheets, and were selling at discounts to their intrinsic value based on their normalized ability to produce free cash flow. Notable changes in the Fund’s positioning from the end of the previous fiscal year end include decreased exposure to the Consumer Discretionary sector and a higher allocation to Industrials and Information Technology stocks.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge (if applicable). The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Olstein Strategic Opportunities Fund	PAGE 1	TSR-AR-56167N597

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	-0.13	9.59	4.19
Class A (with sales charge)	-5.64	8.36	3.60
Russell 3000 Total Return	15.30	15.96	12.96
Russell 2500 Value Total Return	10.47	13.96	7.73
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$51,475,990
Number of Equity Holdings	37
Net Advisory Fee	$498,290
Portfolio Turnover	24%
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type (% of Net Assets)
Common Stocks	98.5%
Cash & Other	1.5%

Top 10 Equity Issuers (% of Net Assets)
Sensata Technologies Holding PLC	4.8%
Shyft Group, Inc.	4.7%
Blue Bird Corporation	4.3%
Gates Industrial Corporation PLC	4.3%
Vontier Corporation	4.1%
Dine Brands Global, Inc.	3.7%
Invesco Ltd.	3.6%
Vishay Intertechnology, Inc.	3.5%
ABM Industries, Inc.	3.4%
Central Garden & Pet Company - Class A	3.3%
Sector Breakdown (% of Equity Investments)
For additional information about the Fund, including its prospectus and other important materials, scan the QR code or visit  https://www.olsteinfunds.com/resources/documents-forms.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Olstein Capital Management, L.P. documents not be householded, please contact Olstein Capital Management, L.P. at 1-800-799-2113, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Olstein Capital Management, L.P. or your financial intermediary.
Olstein Strategic Opportunities Fund	PAGE 2	TSR-AR-56167N597

Olstein Strategic Opportunities Fund
Class C | OFSCX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Olstein Strategic Opportunities Fund for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$234	2.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended June 30, 2025, the Class returned -0.89% (load-waived), compared to the 10.47% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Value Index. The Fund’s broad-based securities market index, the Russell 3000 Index, returned 15.30% over the same period.
The Fund trailed the Russell 2500 Value Index and the Russell 3000 Index during the fiscal year primarily due to stock selection in the Consumer Discretionary, Consumer Staples, Health Care and Information Technology sectors. As market breadth expanded and value stocks demonstrated improved performance during the fiscal year, the Fund’s Industrials, Materials and Real Estate holdings contributed favorably to relative performance by outperforming their respective Russell 2500 Value Index sectors.
We are long-term investors and last year’s market volatility enabled us to fill our portfolio with companies that in our opinion had outstanding liquidity, but their market prices were affected by short-term problems. However, we believe that these companies had excellent financial liquidity, sound balance sheets, and were selling at discounts to their intrinsic value based on their normalized ability to produce free cash flow. Notable changes in the Fund’s positioning from the end of the previous fiscal year end include decreased exposure to the Consumer Discretionary sector and a higher allocation to Industrials and Information Technology stocks.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge (if applicable). The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Olstein Strategic Opportunities Fund	PAGE 1	TSR-AR-56167N589

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	-0.89	8.76	3.41
Class C (with sales charge)	-1.81	8.76	3.41
Russell 3000 Total Return	15.30	15.96	12.96
Russell 2500 Value Total Return	10.47	13.96	7.73
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$51,475,990
Number of Equity Holdings	37
Net Advisory Fee	$498,290
Portfolio Turnover	24%
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type (% of Net Assets)
Common Stocks	98.5%
Cash & Other	1.5%

Top 10 Equity Issuers (% of Net Assets)
Sensata Technologies Holding PLC	4.8%
Shyft Group, Inc.	4.7%
Blue Bird Corporation	4.3%
Gates Industrial Corporation PLC	4.3%
Vontier Corporation	4.1%
Dine Brands Global, Inc.	3.7%
Invesco Ltd.	3.6%
Vishay Intertechnology, Inc.	3.5%
ABM Industries, Inc.	3.4%
Central Garden & Pet Company - Class A	3.3%
Sector Breakdown (% of Equity Investments)
For additional information about the Fund, including its prospectus and other important materials, scan the QR code or visit  https://www.olsteinfunds.com/resources/documents-forms.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Olstein Capital Management, L.P. documents not be householded, please contact Olstein Capital Management, L.P. at 1-800-799-2113, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Olstein Capital Management, L.P. or your financial intermediary.
Olstein Strategic Opportunities Fund	PAGE 2	TSR-AR-56167N589

Olstein Strategic Opportunities Fund
Adviser Class | OFSFX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Olstein Strategic Opportunities Fund for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Adviser Class	$135	1.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended June 30, 2025, the Class returned 0.10%, compared to the 10.47% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Value Index. The Fund’s broad-based securities market index, the Russell 3000 Index, returned 15.30% over the same period.
The Fund trailed the Russell 2500 Value Index and the Russell 3000 Index during the fiscal year primarily due to stock selection in the Consumer Discretionary, Consumer Staples, Health Care and Information Technology sectors. As market breadth expanded and value stocks demonstrated improved performance during the fiscal year, the Fund’s Industrials, Materials and Real Estate holdings contributed favorably to relative performance by outperforming their respective Russell 2500 Value Index sectors.
We are long-term investors and last year’s market volatility enabled us to fill our portfolio with companies that in our opinion had outstanding liquidity, but their market prices were affected by short-term problems. However, we believe that these companies had excellent financial liquidity, sound balance sheets, and were selling at discounts to their intrinsic value based on their normalized ability to produce free cash flow. Notable changes in the Fund’s positioning from the end of the previous fiscal year end include decreased exposure to the Consumer Discretionary sector and a higher allocation to Industrials and Information Technology stocks.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge (if applicable). The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Olstein Strategic Opportunities Fund	PAGE 1	TSR-AR-56167N571

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Adviser Class (without sales charge)	0.10	9.86	4.45
Russell 3000 Total Return	15.30	15.96	12.96
Russell 2500 Value Total Return	10.47	13.96	7.73
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$51,475,990
Number of Equity Holdings	37
Net Advisory Fee	$498,290
Portfolio Turnover	24%
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type (% of Net Assets)
Common Stocks	98.5%
Cash & Other	1.5%

Top 10 Equity Issuers (% of Net Assets)
Sensata Technologies Holding PLC	4.8%
Shyft Group, Inc.	4.7%
Blue Bird Corporation	4.3%
Gates Industrial Corporation PLC	4.3%
Vontier Corporation	4.1%
Dine Brands Global, Inc.	3.7%
Invesco Ltd.	3.6%
Vishay Intertechnology, Inc.	3.5%
ABM Industries, Inc.	3.4%
Central Garden & Pet Company - Class A	3.3%
Sector Breakdown (% of Equity Investments)
For additional information about the Fund, including its prospectus and other important materials, scan the QR code or visit  https://www.olsteinfunds.com/resources/documents-forms.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Olstein Capital Management, L.P. documents not be householded, please contact Olstein Capital Management, L.P. at 1-800-799-2113, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Olstein Capital Management, L.P. or your financial intermediary.
Olstein Strategic Opportunities Fund	PAGE 2	TSR-AR-56167N571

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other Services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2025	FYE 6/30/2024
(a) Audit Fees	$35,750	$34,250
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$10,000	$10,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2025	FYE 6/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 6/30/2025	FYE 6/30/2024
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

THE OLSTEIN ALL CAP VALUE FUND
THE OLSTEIN STRATEGIC OPPORTUNITIES FUND
Core Financial Statements
June 30, 2025

The Olstein All Cap Value Fund
Schedule of Investments
June 30, 2025

	Shares	Value
COMMON STOCKS - 96.6%
Advertising Agencies - 1.6%
Omnicom Group, Inc.	110,000	$7,913,400
Aerospace & Defense - 3.8%
General Dynamics Corporation	31,000	9,041,460
L3Harris Technologies, Inc.	25,000	6,271,000
RTX Corporation	26,000	3,796,520
		19,108,980
Air Delivery & Freight Services - 2.6%
FedEx Corporation	32,000	7,273,920
United Parcel Service, Inc. - Class B	59,000	5,955,460
		13,229,380
Airlines - 2.6%
Delta Air Lines, Inc.	164,000	8,065,520
Southwest Airlines Company(a)	147,071	4,770,983
		12,836,503
Auto Manufacturers - 1.2%
General Motors Company	124,000	6,102,040
Auto Components - 1.8%
Aptiv PLC(b)	129,000	8,800,380
Beverages - 0.7%
PepsiCo, Inc.	28,000	3,697,120
Capital Markets - 2.6%
Goldman Sachs Group, Inc.	7,000	4,954,250
Nasdaq, Inc.	91,000	8,137,220
		13,091,470
Chemicals - 4.0%
Corteva, Inc.	94,000	7,005,820
Eastman Chemical Company	74,000	5,524,840
International Flavors & Fragrances, Inc.	105,000	7,722,750
		20,253,410
Commercial Banks - 5.5%
Citizens Financial Group, Inc.	158,200	7,079,450
Fifth Third Bancorp(a)	149,000	6,128,370
U.S. Bancorp	169,000	7,647,250
Wells Fargo & Company	82,000	6,569,840
		27,424,910
Commercial Services - 0.6%
S&P Global, Inc.	5,400	2,847,366
Commercial Services & Supplies - 2.4%
ABM Industries, Inc.	174,411	8,233,943
Korn Ferry	51,050	3,743,497
		11,977,440
Communications Equipment - 1.4%
Cisco Systems, Inc.	98,000	6,799,240

	Shares	Value
Computers - 1.1%
Apple, Inc.	26,000	$5,334,420
Consumer Finance - 1.2%
Equifax, Inc.	15,000	3,890,550
Visa, Inc. - Class A	6,000	2,130,300
		6,020,850
Consumer Staples Distribution & Retail - 1.6%
Target Corporation	79,000	7,793,350
Distributors - 1.4%
LKQ Corporation(a)	196,000	7,253,960
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. - Class B(b)	7,600	3,691,852
Invesco Ltd.(a)	262,120	4,133,632
		7,825,484
E-Commerce - 0.6%
eBay, Inc.	38,000	2,829,480
Electronic Equipment, Instruments & Components - 2.0%
Ralliant Corporation(b)	27,167	1,317,312
Vontier Corporation	238,000	8,782,200
		10,099,512
Electronics - 1.7%
Sensata Technologies Holding PLC	285,600	8,599,416
Energy Equipment & Services - 1.7%
Schlumberger Ltd.	253,000	8,551,400
Financial Services - 1.1%
Fiserv, Inc.(b)	31,500	5,430,915
Food & Drug Retailers - 1.1%
CVS Health Corporation	77,000	5,311,460
Food Products - 1.1%
Sysco Corporation	75,000	5,680,500
Health Care Equipment & Supplies - 7.5%
Baxter International, Inc.	269,000	8,145,320
Becton, Dickinson and Company	51,000	8,784,750
Hologic, Inc.(b)	115,000	7,493,400
Medtronic PLC	84,000	7,322,280
Zimmer Biomet Holdings, Inc.	66,000	6,019,860
		37,765,610
Health Care Providers & Services - 4.4%
Henry Schein, Inc.(b)	96,343	7,037,856
Quest Diagnostics Inc.(a)	40,000	7,185,200
UnitedHealth Group, Inc.	25,000	7,799,250
		22,022,306

The accompanying notes are an integral part of these financial statements.

1

The Olstein All Cap Value Fund
Schedule of Investments
June 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Household Durables - 1.2%
Mohawk Industries, Inc.(b)	55,582	$5,827,217
Household Products - 2.1%
Kimberly-Clark Corporation	35,000	4,512,200
Reynolds Consumer Products, Inc.	285,550	6,116,481
		10,628,681
Industrial Conglomerates - 1.0%
Honeywell International, Inc.	21,500	5,006,920
Industrial Equipment Wholesale - 1.4%
WESCO International, Inc.	38,400	7,111,680
Insurance - 3.3%
Chubb Ltd.	17,000	4,925,240
Travelers Companies, Inc.	24,000	6,420,960
Willis Towers Watson PLC	16,500	5,057,250
		16,403,450
Interactive Media & Services - 0.7%
Meta Platforms, Inc. - Class A	4,500	3,321,405
Internet Software & Services - 1.0%
Alphabet, Inc. - Class C	27,500	4,878,225
IT Services - 2.5%
Fidelity National Information Services, Inc.	88,000	7,164,080
SS&C Technologies Holdings, Inc.	65,000	5,382,000
		12,546,080
Machinery - 5.7%
Cummins, Inc.	13,500	4,421,250
Deere & Company	7,000	3,559,430
Dover Corporation	29,500	5,405,285
Fortive Corporation	81,500	4,248,595
Middleby Corporation(a)(b)	34,962	5,034,528
Stanley Black & Decker, Inc.(a)	86,000	5,826,500
		28,495,588
Media - 4.0%
Comcast Corporation - Class A	167,000	5,960,230
Walt Disney Company	112,000	13,889,120
		19,849,350
Pharmaceuticals - 4.0%
Avantor, Inc.(b)	557,000	7,497,220
Johnson & Johnson	61,000	9,317,750
Thermo Fisher Scientific, Inc.	8,000	3,243,680
		20,058,650
Real Estate Management & Development - 2.5%
CBRE Group, Inc. - Class A(b)	47,190	6,612,263
Jones Lang LaSalle, Inc.(b)	23,000	5,882,940
		12,495,203

	Shares	Value
Restaurants - 0.9%
Dine Brands Global, Inc.	177,000	$4,306,410
Semiconductors & Semiconductor Equipment - 3.2%
Kulicke and Soffa Industries, Inc.	143,928	4,979,909
ON Semiconductor Corporation(b)	105,000	5,503,050
Texas Instruments, Inc.	26,500	5,501,930
		15,984,889
Software - 1.8%
Adobe Systems Inc.(b)	10,000	3,868,800
Microsoft Corporation	10,000	4,974,100
		8,842,900
Telecommunications - 1.0%
Corning, Inc.	99,000	5,206,410
Textiles, Apparel & Luxury Goods - 1.4%
NIKE, Inc. - Class B	101,000	7,175,040
TOTAL COMMON STOCKS (Cost $420,996,874)		482,738,400
SHORT-TERM INVESTMENTS - 8.8%
Investments Purchased with Proceeds from Securities Lending - 5.6%
Mount Vernon Liquid Assets Portfolio, LLC, 4.46%(c)	27,831,270	27,831,270
Money Market Funds - 3.2%
First American Government Obligations Fund - Class X, 4.26%(c)	16,168,646	16,168,646
TOTAL SHORT-TERM INVESTMENTS (Cost $43,999,916)		43,999,916
TOTAL INVESTMENTS - 105.4% (Cost $464,996,790)		$526,738,316
Money Market Deposit Account - 0.2%(d)		850,981
Liabilities in Excess of Other Assets - (5.6)%		(27,961,582)
TOTAL NET ASSETS - 100.0%		$499,627,715

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $27,231,853.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.11%.

The accompanying notes are an integral part of these financial statements.

2

The Olstein Strategic Opportunities Fund
Schedule of Investments
June 30, 2025

	Shares	Value
COMMON STOCKS - 98.5%
Auto Components - 1.9%
Miller Industries, Inc.	21,500	$955,890
Auto Manufacturers - 4.3%
Blue Bird Corporation(a)(b)	51,000	2,201,160
Banks - 2.4%
First Hawaiian, Inc.	49,000	1,223,040
Commercial Banks - 6.8%
Citizens Financial Group, Inc.	31,000	1,387,250
Home BancShares, Inc.	42,500	1,209,550
Prosperity Bancshares, Inc.	13,000	913,120
		3,509,920
Commercial Services & Supplies - 7.2%
ABM Industries, Inc.	37,561	1,773,255
Brady Corporation - Class A	13,000	883,610
Korn Ferry	13,950	1,022,953
		3,679,818
Distributors - 2.2%
LKQ Corporation(b)	31,000	1,147,310
Diversified Financial Services - 3.6%
Invesco Ltd.	119,000	1,876,630
Electronic Equipment, Instruments & Components - 7.5%
Vishay Intertechnology, Inc.	112,000	1,778,560
Vontier Corporation	57,000	2,103,300
		3,881,860
Electronics - 4.8%
Sensata Technologies Holding PLC	81,400	2,450,954
Energy Equipment & Services - 1.0%
NOV, Inc.(b)	42,000	522,060
Health Care Equipment & Supplies - 2.1%
Zimmer Biomet Holdings, Inc.	12,000	1,094,520
Health Care Products - 3.2%
Integra LifeSciences Holdings Corporation(a)	135,000	1,656,450
Health Care Providers & Services - 1.0%
Progyny, Inc.(a)	24,000	528,000
Household Durables - 6.4%
Central Garden & Pet Company - Class A(a)(b)	55,000	1,720,950
Mohawk Industries, Inc.(a)	15,000	1,572,600
		3,293,550
Household Products - 1.5%
Reynolds Consumer Products, Inc.	36,450	780,759

	Shares	Value
Industrial Equipment Wholesale - 2.7%
WESCO International, Inc.	7,500	$1,389,000
Machinery - 20.9%
AGCO Corporation(b)	9,979	1,029,434
Douglas Dynamics, Inc.	44,000	1,296,680
Gates Industrial Corporation PLC(a)	95,000	2,187,850
Graham Corporation(a)	17,000	841,670
Middleby Corporation(a)(b)	7,500	1,080,000
Shyft Group, Inc.	193,000	2,420,220
Tennant Company	11,650	902,642
Timken Company(b)	13,500	979,425
		10,737,921
Pharmaceuticals - 5.1%
Avantor, Inc.(a)	122,000	1,642,120
Prestige Consumer Healthcare, Inc.(a)	12,000	958,200
		2,600,320
Professional Services - 1.9%
First Advantage Corporation(a)(b)	58,000	963,380
Real Estate Management & Development - 5.5%
Cushman & Wakefield PLC(a)	141,000	1,560,870
Jones Lang LaSalle, Inc.(a)	5,000	1,278,900
		2,839,770
Restaurants - 3.7%
Dine Brands Global, Inc.	79,000	1,922,070
Semiconductors & Semiconductor Equipment - 2.8%
Kulicke and Soffa Industries, Inc.	42,072	1,455,691
TOTAL COMMON STOCKS (Cost $45,740,713)		50,710,073
SHORT-TERM INVESTMENTS - 14.8%
Investments Purchased with Proceeds from Securities Lending - 13.1%
Mount Vernon Liquid Assets Portfolio, LLC, 4.46%(c)	6,755,762	6,755,762
Money Market Funds - 1.7%
First American Government Obligations Fund - Class X, 4.26%(c)	866,134	866,134
TOTAL SHORT-TERM INVESTMENTS (Cost $7,621,896)		7,621,896
TOTAL INVESTMENTS - 113.3% (Cost $53,362,609)		$58,331,969
Money Market Deposit Account - 0.1%(d)		45,586
Liabilities in Excess of Other Assets - (13.4)%		(6,901,565)
TOTAL NET ASSETS - 100.0%		$51,475,990

The accompanying notes are an integral part of these financial statements.

3

The Olstein Strategic Opportunities Fund
Schedule of Investments
June 30, 2025 (Continued)
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $6,636,838.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.11%.

The accompanying notes are an integral part of these financial statements.

4

THE OLSTEIN FUNDS
Statements of Assets and Liabilities
June 30, 2025

	The Olstein All Cap Value Fund	The Olstein Strategic Opportunities Fund
ASSETS:
Investments, at value	$526,738,316	$58,331,969
Dividends receivable	871,028	59,335
Cash - money market deposit account	850,981	45,586
Receivable for investments sold	177,248	63,088
Interest receivable	57,851	4,657
Dividend tax reclaims receivable	18,705	—
Securities lending income receivable	2,572	545
Receivable for fund shares sold	350	—
Prepaid expenses and other assets	18,067	17,082
Total assets	528,735,118	58,522,262
LIABILITIES:
Payable upon return of securities loaned	27,831,270	6,755,762
Payable for capital shares redeemed	635,224	165,378
Payable to adviser	406,263	31,362
Payable for transfer agent fees & expenses	71,330	24,378
Payable for distribution fees	67,975	6,409
Payable for fund administration & accounting fees	43,305	18,685
Payable for audit fees	22,746	22,991
Payable for trustees’ fees	5,849	5,523
Payable for custodian fees	5,429	695
Payable for compliance fees	2,087	2,087
Payable for expenses and other liabilities	15,925	13,002
Total liabilities	29,107,403	7,046,272
NET ASSETS	$499,627,715	$51,475,990
NET ASSETS CONSISTS OF:
Paid-in capital	$414,721,197	$47,765,558
Total distributable earnings	84,906,518	3,710,432
Total net assets	$499,627,715	$51,475,990
Adviser Class
Net assets	$216,642,235	$26,904,098
Shares issued and outstanding(a)	8,031,225	1,309,093
Net asset value per share	$26.97	$20.55
Class A
Net assets	$265,237,838	$22,145,440
Shares issued and outstanding(a)	9,964,339	1,102,226
Net asset value per share	$26.62	$20.09
Max offering price per share (Net asset value per share divided by 0.945 and 0.945)(b)	$28.17	$21.26

The accompanying notes are an integral part of these financial statements.

5

THE OLSTEIN FUNDS
Statements of Assets and Liabilities
June 30, 2025(Continued)

	The Olstein All Cap Value Fund	The Olstein Strategic Opportunities Fund
Class C
Net assets	$17,747,642	$2,426,452
Shares issued and outstanding(a)	980,495	144,253
Net asset value per share(c)	$18.10	$16.82
COST:
Investments, at cost	$464,996,790	$53,362,609
LOANED SECURITIES:
at value (included in investments)	$27,231,853	$6,636,838

(a)	Unlimited shares authorized without par value.
(b)	Reflects a maximum sales charge of 5.50% and 5.50%
(c)	May be subject to a contingent deferred sales charge of 1.00% on certain shares redeemed within 12 months of purchase of Class C Shares.
The accompanying notes are an integral part of these financial statements.

6

THE OLSTEIN FUNDS
Statements of Operations
For the Year Ended June 30, 2025

	The Olstein All Cap Value Fund	The Olstein Strategic Opportunities Fund
INVESTMENT INCOME:
Dividend income	$9,862,009	$1,122,311
Interest income	1,637,846	118,872
Securities lending income, net	29,359	9,060
Total investment income	11,529,214	1,250,243
EXPENSES:
Investment advisory fee (See Note 4)	5,309,140	678,185
Distribution expenses - Class A (See Note 5)	690,039	59,332
Distribution expenses - Class C (See Note 5)	209,613	34,925
Transfer agent fees (See Note 4)	390,608	133,835
Fund administration and accounting fees (See Note 4)	284,915	138,466
Federal and state registration fees	50,044	44,846
Custodian fees (See Note 4)	36,049	4,918
Trustees’ fees	23,376	22,392
Audit fees	22,746	22,993
Legal fees	16,877	16,878
Compliance fees (See Note 4)	12,505	12,505
Other expenses and fees	43,555	20,427
Total expenses	7,089,467	1,189,702
Expense reimbursement by Adviser (See Note 4)	—	(179,895)
Net expenses	7,089,467	1,009,807
NET INVESTMENT INCOME	4,439,747	240,436
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	38,076,935	1,139,996
Net realized gain	38,076,935	1,139,996
Net change in unrealized appreciation (depreciation) on:
Investments	(6,324,857)	(763,932)
Net change in unrealized appreciation (depreciation)	(6,324,857)	(763,932)
Net realized and unrealized gain	31,752,078	376,064
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,191,825	$616,500

The accompanying notes are an integral part of these financial statements.

7

THE OLSTEIN FUNDS
Statements of Changes in Net Assets

	The Olstein All Cap Value Fund		The Olstein Strategic Opportunities Fund
	Year Ended June 30,		Year Ended June 30,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$4,439,747	$5,862,606	$240,436	$343,432
Net realized gain	38,076,935	30,885,448	1,139,996	3,376,326
Net change in unrealized appreciation (depreciation)	(6,324,857)	(4,480,530)	(763,932)	(814,182)
Net increase in net assets from operations	36,191,825	32,267,524	616,500	2,905,576
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Adviser Class	(18,867,294)	(3,098,655)	(2,842,035)	(232,788)
From earnings - Class A	(21,535,241)	(2,488,300)	(1,598,066)	(25,701)
From earnings - Class C	(2,155,968)	(36,970)	(272,180)	—
Total distributions to shareholders	(42,558,503)	(5,623,925)	(4,712,281)	(258,489)
CAPITAL TRANSACTIONS:
Shares sold - Adviser Class	3,296,190	4,972,908	3,829,361	6,929,078
Shares issued in reinvestment of distributions - Adviser Class	18,379,123	3,032,624	2,683,930	222,759
Shares redeemed - Adviser Class	(35,040,652)	(55,432,965)	(29,416,154)	(10,045,206)
Shares sold - Class A	5,337,698	6,523,907	1,404,953	2,557,372
Shares issued in reinvestment of distributions - Class A	18,571,020	2,059,336	1,335,555	20,890
Shares redeemed - Class A	(30,312,993)	(46,950,098)	(4,068,318)	(6,821,562)
Shares sold - Class C	336,305	507,250	14,795	61,691
Shares issued in reinvestment of distributions - Class C	2,095,493	34,763	271,458	—
Shares redeemed - Class C	(8,548,752)	(11,401,219)	(1,909,497)	(2,561,966)
Net decrease in net assets from capital transactions	(25,886,568)	(96,653,494)	(25,853,917)	(9,636,944)
NET INCREASE (DECREASE) IN NET ASSETS	(32,253,246)	(70,009,895)	(29,949,698)	(6,989,857)
NET ASSETS:
Beginning of the year	531,880,961	601,890,856	81,425,688	88,415,545
End of the year	$499,627,715	$531,880,961	$51,475,990	$81,425,688
SHARES TRANSACTIONS
Shares sold - Adviser Class	120,163	189,955	182,544	326,317
Shares issued in reinvestment of distributions - Adviser Class	657,101	121,208	117,820	10,984
Shares redeemed - Adviser Class	(1,281,596)	(2,155,454)	(1,370,259)	(474,028)
Shares sold - Class A	197,396	257,794	68,077	121,791
Shares issued in reinvestment of distributions - Class A	671,889	83,206	59,890	1,050
Shares redeemed - Class A	(1,108,037)	(1,813,594)	(196,292)	(326,588)
Shares sold - Class C	17,876	28,038	952	3,431
Shares issued in reinvestment of distributions - Class C	111,049	1,989	14,478	—
Shares redeemed - Class C	(451,914)	(636,355)	(108,201)	(144,501)
Total increase (decrease) in shares outstanding	(1,066,073)	(3,923,213)	(1,230,991)	(481,544)

The accompanying notes are an integral part of these financial statements.

8

The Olstein All Cap Value Fund
Financial Highlights
Adviser Class

	Year Ended June 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$27.25	$25.92	$25.37	$34.54	$21.51
INVESTMENT OPERATIONS:
Net investment income(a)	0.28	0.32	0.24	0.09	0.06
Net realized and unrealized gain (loss) on investments	1.71	1.33	2.07	(4.81)(b)	13.13(b)
Total from investment operations	1.99	1.65	2.31	(4.72)	13.19
LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)	(0.32)	—	—	(0.16)
Net realized gains	(1.97)	—	(1.76)	(4.45)	—
Total distributions	(2.27)	(0.32)	(1.76)	(4.45)	(0.16)
Net asset value, end of year	$26.97	$27.25	$25.92	$25.37	$34.54
TOTAL RETURN	7.05%	6.48%	9.57%	−15.76%	61.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$216,642	$232,593	$269,031	$262,284	$322,350
Ratio of expenses to average net assets	1.17%	1.17%	1.16%	1.16%	1.14%
Ratio of net investment income to average net assets	1.01%	1.23%	0.96%	0.29%	0.20%
Portfolio turnover rate	38%	27%	32%	43%	42%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Net realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

The accompanying notes are an integral part of these financial statements.

9

The Olstein All Cap Value Fund
Financial Highlights
Class A

	Year Ended June 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$26.92	$25.57	$25.11	$34.32	$21.40
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.21	0.25	0.18	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	1.69	1.32	2.04	(4.77)(b)	13.06
Total from investment operations	1.90	1.57	2.22	(4.76)	13.05
LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)	(0.22)	—	—	(0.13)
Net realized gains	(1.97)	—	(1.76)	(4.45)	—
Total distributions	(2.20)	(0.22)	(1.76)	(4.45)	(0.13)
Net asset value, end of year	$26.62	$26.92	$25.57	$25.11	$34.32
TOTAL RETURN(c)	6.75%	6.23%	9.30%	−15.99%	61.15%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$265,238	$274,620	$298,532	$293,747	$142,863
Ratio of expenses to average net assets	1.42%	1.42%	1.41%	1.42%	1.39%
Ratio of net investment income (loss) to average net assets	0.76%	0.98%	0.71%	0.03%	(0.05)%
Portfolio turnover rate	38%	27%	32%	43%	42%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Net realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Total return does not reflect sales charge.
The accompanying notes are an integral part of these financial statements.

10

The Olstein All Cap Value Fund
Financial Highlights
Class C

	Year Ended June 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$18.92	$17.97	$18.29	$26.38	$16.53
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.00(b)	0.04	(0.01)	(0.18)	(0.17)
Net realized and unrealized gain (loss) on investments	1.21(c)	0.93	1.45(c)	(3.46)	10.06
Total from investment operations	1.21	0.97	1.44	(3.64)	9.89
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	(0.02)	—	—	(0.04)
Net realized gains	(1.97)	—	(1.76)	(4.45)	—
Total distributions	(2.03)	(0.02)	(1.76)	(4.45)	(0.04)
Net asset value, end of year	$18.10	$18.92	$17.97	$18.29	$26.38
TOTAL RETURN(d)	5.98%	5.43%	8.46%	−16.62%	59.89%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$17,748	$24,668	$34,328	$40,368	$289,103
Ratio of expenses to average net assets	2.17%	2.17%	2.16%	2.15%	2.14%
Ratio of net investment income (loss) to average net assets	0.01%	0.23%	(0.04)%	(0.70)%	(0.80)%
Portfolio turnover rate	38%	27%	32%	43%	42%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)	Amount represents less than $0.005 per share.
(c)
Net realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(d)	Total return does not reflect sales charges.
The accompanying notes are an integral part of these financial statements.

11

The Olstein Strategic Opportunities Fund
Financial Highlights
Adviser Class

	Year Ended June 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$21.88	$21.17	$18.32	$27.89	$15.39
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.11	0.12	0.08	(0.03)	(0.10)
Net realized and unrealized gain (loss) on investments	0.06	0.69	3.09	(7.03)	12.60
Total from investment operations	0.17	0.81	3.17	(7.06)	12.50
LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(0.10)	—	—	—
Net realized gains	(1.36)	—	(0.32)	(2.51)	—
Total distributions	(1.50)	(0.10)	(0.32)	(2.51)	—
Net asset value, end of year	$20.55	$21.88	$21.17	$18.32	$27.89
TOTAL RETURN	0.10%	3.85%	17.41%	−27.65%	81.22%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$26,904	$52,041	$53,267	$52,137	$92,191
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.61%	1.52%	1.48%	1.36%	1.43%
After expense reimbursement/recoupment	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets	0.49%	0.55%	0.40%	(0.14)%	(0.43)%
Portfolio turnover rate	24%	32%	26%	32%	47%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
The accompanying notes are an integral part of these financial statements.

12

The Olstein Strategic Opportunities Fund
Financial Highlights
Class A

	Year Ended June 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$21.42	$20.70	$17.97	$27.47	$15.19
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.05	0.06	0.03	(0.09)	(0.15)
Net realized and unrealized gain (loss) on investments	0.07	0.68	3.02	(6.90)	12.43
Total from investment operations	0.12	0.74	3.05	(6.99)	12.28
LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)	(0.02)	—	—	—
Net realized gains	(1.36)	—	(0.32)	(2.51)	—
Total distributions	(1.45)	(0.02)	(0.32)	(2.51)	—
Net asset value, end of year	$20.09	$21.42	$20.70	$17.97	$27.47
TOTAL RETURN(b)	−0.13%	3.58%	17.08%	−27.83%	80.84%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$22,145	$25,071	$28,454	$25,917	$31,827
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.88%	1.77%	1.73%	1.62%	1.70%
After expense reimbursement/recoupment	1.60%	1.60%	1.60%	1.60%	1.60%
Ratio of net investment income (loss) to average net assets	0.24%	0.30%	0.15%	(0.39)%	(0.68)%
Portfolio turnover rate	24%	32%	26%	32%	47%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)	Total return does not reflect sales charges.
The accompanying notes are an integral part of these financial statements.

13

The Olstein Strategic Opportunities Fund
Financial Highlights
Class C

	Year Ended June 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$18.20	$17.71	$15.52	$24.25	$13.52
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.09)	(0.08)	(0.10)	(0.24)	(0.28)
Net realized and unrealized gain (loss) on investments	0.07(b)	0.57(b)	2.61(b)	(5.98)	11.01
Total from investment operations	(0.02)	0.49	2.51	(6.22)	10.73
LESS DISTRIBUTIONS FROM:
Net realized gains	(1.36)	—	(0.32)	(2.51)	—
Total distributions	(1.36)	—	(0.32)	(2.51)	—
Net asset value, end of year	$16.82	$18.20	$17.71	$15.52	$24.25
TOTAL RETURN(c)	−0.89%	2.77%	16.29%	−28.38%	79.36%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$2,426	$4,313	$6,695	$7,341	$16,515
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	2.61%	2.52%	2.48%	2.35%	2.46%
After expense reimbursement/recoupment	2.35%	2.35%	2.35%	2.35%	2.35%
Ratio of net investment income (loss) to average net assets	(0.51)%	(0.44)%	(0.60)%	(1.14)%	(1.43)%
Portfolio turnover rate	24%	32%	26%	32%	47%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Net realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Total return does not reflect sales charges.
The accompanying notes are an integral part of these financial statements.

14

THE OLSTEIN FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025
1. ORGANIZATION
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Olstein All Cap Value Fund (“All Cap Value Fund”) and Olstein Strategic Opportunities Fund (“Strategic Fund”) (each a “Fund” and collectively, the “Funds”) are each a diversified series with their own investment objectives and policies within the Trust. The investment objective of each Fund is long-term capital appreciation with a secondary objective of income. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Each Fund offers three different share classes – Adviser Class, Class A, and Class C. The All Cap Value Fund commenced operations on September 21, 1995. The Class C shares commenced operations on September 21, 1995, the Adviser Class shares commenced operations on September 1, 1999, and the Class A shares commenced operations on September 17, 2018. The Strategic Fund commenced operations on November 1, 2006. The Class A shares and Class C shares each commenced operations on November 1, 2006 and the Adviser Class shares commenced operations on May 11, 2015. Each class of shares has identical rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class. Class A shares are subject to a front-end sales charge of up to 5.50% and a 0.25% Rule 12b-1 distribution and servicing fee. Class C shares may be subject to a deferred sales charge of up to 1.00% and are subject to a 1.00% Rule 12b-1 distribution and servicing fee. The Funds may issue an unlimited number of shares of beneficial interest without par value.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of and during the year ended June 30, 2025, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the year ended June 30, 2025, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the year ended June 30, 2025, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the fiscal year ended June 30, 2022.
Security Transactions, Income and Distributions – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.
The Funds distribute substantially all net investment income and net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations on net asset value (“NAV”) per share of the Funds.

15

THE OLSTEIN FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025(Continued)
For the year ended June 30, 2025 the following reclassifications were made:

Fund	Total Distributable Earnings	Paid in Capital
All Cap Value	(3,640,927)	3,640,927
Strategic Fund	(168,880)	168,880

These adjustments were due to the use of equalization for both Funds and distribution reclassification in the Strategic Fund.
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at an annual rate of 0.25% and 1.00% of the Class A shares and Class C shares average daily net assets, respectively (See Note 5). Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the Funds of the Trust, or by other equitable means.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
New Accounting Pronouncements – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. The Funds operate as a single segment entity. The Funds’ income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
3. SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

16

THE OLSTEIN FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. Each Fund’s investments are carried at fair value.
Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their NAV per share. Deposit accounts are valued at acquisition cost, which approximates fair value. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Cash & Cash Equivalents – Cash and cash equivalents include short-term, liquid investments with an original maturity of three months or less. These balances may exceed FDIC insured limits.
Equity Securities – Equity securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated Olstein Capital Management, L.P. (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following tables are a summary of the inputs used to value each Fund’s securities as of June 30, 2025:
All Cap Value Fund

	Uncategorized	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$482,738,400	$—	$—	$482,738,400
Short-Term Investment	—	16,168,646	—	—	16,168,646
Investments Purchased with the Cash Proceeds from Securities Lending*	27,831,270	—	—	—	27,831,270
Total Investment in Securities	$27,831,270	$498,907,046	$—	$—	$526,738,316

17

THE OLSTEIN FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025(Continued)
Strategic Fund

	Uncategorized	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$50,710,073	$—	$—	$50,710,073
Short-Term Investment	—	866,134	—	—	866,134
Investments Purchased with the Cash Proceeds from Securities Lending*	6,755,762	—	—	—	6,755,762
Total Investment in Securities	$6,755,762	$51,576,207	$—	$—	$58,331,969

*
Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been characterized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amount presented in the Statements of Assets and Liabilities. See Note 9 for additional information regarding securities lending activity.

Refer to the Schedule of Investments for further information on the classification of investments.
4. INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds. For its services, the All Cap Value Fund pays the Adviser a monthly management fee of 1.00% of the Fund’s average daily net assets up to $1 billion, 0.95% of the Fund’s average daily net assets on the next $500 million, 0.90% of the Fund’s average daily net assets on the next $500 million, 0.85% of the Fund’s average daily net assets on the next $500 million, 0.80% of the Fund’s average daily net assets on the next $500 million, and 0.75% of the Fund’s average daily net assets in excess of $3 billion. The Strategic Fund pays the Adviser a monthly management fee of 1.00% of the Fund’s average daily net assets.
The Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Strategic Fund for its expenses to ensure that total operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, leverage, interest, taxes, brokerage commissions and extraordinary expenses), based upon the average daily net assets of the Fund, do not exceed an annual rate of 1.35%.
Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred. The Operating Expense Limitation Agreement for the Strategic Fund is indefinite in term but cannot be terminated within a year after the effective date of the prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser, with the consent of the Board. Waived fees subject to potential recovery by month of expiration are as follows:

Expiration – Strategic Fund
July 2025 – June 2026	$110,808
July 2026 – June 2027	142,516
July 2027 – June 2028	179,895

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the Custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the year ended June 30, 2025, are disclosed in the Statements of Operations.

18

THE OLSTEIN FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025(Continued)
5. DISTRIBUTION COSTS
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in Class A and Class C only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of 0.25% and 1.00% of Class A and Class C average daily net assets, respectively. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. For the year ended June 30, 2025, the All Cap Value Fund and Strategic Fund incurred expenses of $690,039 and $59,332, respectively in Class A pursuant to the Plan. The All Cap Value Fund and Strategic Fund also incurred additional expenses of $209,613 and $34,925, respectively in Class C.
6. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding short-term investments, by Fund for the year ended June 30, 2025, were as follows:

Fund	U.S. Government Securities		Other Securities
	Purchases	Sales	Purchases	Sales
All Cap Value Fund	$ —	$ —	$191,508,113	$224,283,068
Strategic Fund	—	—	15,726,706	43,595,264

7. FEDERAL TAX INFORMATION
The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at June 30, 2025, were as follows:

Fund	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Unrealized Appreciation	Federal Income Tax Cost
All Cap Value Fund	$90,492,597	$(29,086,501)	$61,406,096	$465,332,220
Strategic Fund	9,860,176	(5,289,700)	4,570,476	53,761,493

Any differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales.
At June 30, 2025, the components of distributable earnings/accumulated loss on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Accumulated Gains (Losses)	Net Unrealized Appreciation	Total Distributable Earnings
All Cap Value Fund	$4,439,747	$19,060,675	$—	$61,406,096	$84,906,518
Strategic Fund	29,286	—	(889,330)	4,570,476	3,710,432

As of June 30, 2025, the Funds’ last completed fiscal year, the Funds did not have any short-term capital loss carryforwards. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and June 30, 2025, respectively. For the taxable year ended June 30, 2025, the Strategic Fund deferred, on a tax basis, qualified late year losses of $889,330.
The tax character of distributions paid for the year ended June 30, 2025, was as follows:

Fund	Ordinary Income*	Long-Term Capital Gains	Total
All Cap Value Fund	$4,816,003	$37,742,500	$42,558,503
Strategic Fund	448,766	4,263,515	4,712,281

19

THE OLSTEIN FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025(Continued)
The tax character of distributions paid for the year ended June 30, 2024, was as follows:

Fund	Ordinary Income*	Long-Term Capital Gains	Total
All Cap Value Fund	$5,623,925	$—	$5,623,925
Strategic Fund	258,489	—	258,489

*	For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
9. SECURITIES LENDING
Following the terms of a securities lending agreement with the Fund’s Custodian, the Fund may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to 105% of the value of the loaned securities that are foreign securities or 102% of the value of any other loaned securities marked-to-market daily. Loans shall be marked to market daily and the margin restored in the event the collateralization is below 100% of the value of the securities loaned. During the time securities are on loan, the borrower will pay the applicable Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution. Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to a Fund on a timely basis and that Fund may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the applicable Fund. As of June 30, 2025, the All Cap Value Fund had securities on loan with a value of $27,231,853 and collateral value of $27,831,270. The Strategic Fund had securities on loan with a value of $6,636,838 and collateral value of $6,755,762.
The Fund receives cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable NAV of $1.00 per unit. The remaining contractual maturity of all securities lending transactions is overnight and continuous. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide the Funds, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty. The net income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Funds’ Statements of Operations. Securities lending income, as disclosed in the Fund’s Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to the Custodian as lending agent.
10. LINE OF CREDIT
The All Cap Value Fund and Strategic Fund each has established an unsecured Line of Credit (“LOC”) in the amount of $50,000,000 and $15,000,000, respectively, or 33.33% of the fair value of each Fund’s unencumbered assets, whichever is less. Each LOC matures on July 17, 2026. These LOCs are intended to provide short-term financing, if necessary, subject to certain restrictions and covenants in connection with shareholder redemptions and other short-term liquidity needs of the Funds. The LOCs are with the Custodian. Interest is charged at the prime rate which was 7.50% as of June 30, 2025. The interest rate during the year was between 7.50% and 8.50%. Each Fund has authorized the Custodian to charge that Fund’s accounts for missed payments. For the year ended June 30, 2025, the Funds did not have any borrowing under the LOCs. As of July 18, 2025, the Strategic Fund had a maximum borrowing limit of $10,000,000.

20

THE OLSTEIN FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Olstein Funds and
Board of Trustees of Managed Portfolio Series
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Olstein All Cap Value Fund and Olstein Strategic Opportunities Fund (the “Olstein Funds” or the “Funds”), each a series of Managed Portfolio Series, as of June 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2012.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
August 27, 2025

21

THE OLSTEIN FUNDS
ADDITIONAL INFORMATION
June 30, 2025 (UNAUDITED)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. Each Fund’s Part F of N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, each Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-800-799-2113.
AVAILABILITY OF FUND PROXY VOTING INFORMATION
A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-800-799-2113. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-799-2113, or (2) on the SEC’s website at www.sec.gov.
QUALIFIED DIVIDEND INCOME RECEIVED DEDUCTION
For the fiscal year ended June 30, 2025, certain dividends paid by the Funds may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00% and 100.00% for the Olstein All Cap Value Fund and Olstein Strategic Opportunities Fund, respectively.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended June 30, 2025 was 100.00% and 100.00% for the Olstein All Cap Value Fund and Olstein Strategic Opportunities Fund, respectively.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) was 0.00% and 0.00% for the Olstein All Cap Value Fund and Olstein Strategic Opportunities Fund, respectively.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END INVESTMENT COMPANIES
There were no changes in or disagreements with accountants during the period covered by this report.
PROXY DISCLOSURE FOR OPEN-END INVESTMENT COMPANIES
There were no matters submitted to a vote of shareholders during the period covered by this report.
RENUMERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END INVESTMENT COMPANIES
See the Statement of Operations.
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Olstein Capital Management, L.P.
At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 19-20, 2025, the Trust’s Board of Trustees (“Board”), including all of the trustees (“Trustees”) who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the continuation of the Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust and Olstein Capital Management, L.P. (“OCM” or the “Adviser”) regarding the Olstein All Cap Value Fund (the “All Cap Value Fund”) and the Olstein Strategic Opportunities Fund (the “Strategic Opportunities Fund” and together with the All Cap Value Fund, the “Funds”) for an additional one-year term.
Prior to the meeting and at a meeting held on January 7, 2025, the Trustees received and considered information from OCM and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”). Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum and advice from such counsel discussing the legal

22

THE OLSTEIN FUNDS
ADDITIONAL INFORMATION
June 30, 2025 (UNAUDITED)(Continued)
standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.
In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to each Fund: (1) the nature, extent, and quality of the services provided by OCM with respect to the Fund; (2) the Fund’s historical performance as managed by OCM; (3) the costs of the services to be provided by OCM and the profits to be realized by OCM from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to OCM resulting from its relationship with the Fund. In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them and did not identify any particular information that was all-important or controlling. The Board considered this information and made its determinations for each Fund separately and independently of the other Fund.
Based upon the information provided to the Board throughout the course of the year, including a presentation to the Board by representatives from OCM, and the Support Materials, the Board concluded that the overall arrangements between the Trust and OCM set forth in the Investment Advisory Agreement, as the agreement relates to each Fund, continue to be fair and reasonable in light of the services that OCM performs, the investment advisory fees that each Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement, as it relates to each Fund, are summarized below.
Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that OCM provides under the Investment Advisory Agreement with respect to each Fund, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold, or otherwise disposed of and the timing of such transactions; (3) voting proxies, if any, with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions effected by OCM on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws. The Trustees reviewed OCM’s financial statements, assets under management and capitalization. In that regard, the Trustees concluded that OCM had sufficient resources to support the management of the Funds. The Trustees noted that OCM has been managing each Fund for a long period of time. The Trustees also considered the experience of the portfolio managers that OCM utilizes in managing each Fund’s assets. The Trustees concluded that they were satisfied with the nature, extent and quality of services that OCM provides to each Fund under the Investment Advisory Agreement.
Fund Historical Performance and the Overall Performance of OCM. In assessing the quality of the portfolio management delivered by OCM, the Trustees reviewed the short-term and longer-term performance of each Fund on both an absolute basis and in comparison to an appropriate securities benchmark index, each Fund’s Morningstar category (“Category”) as well as a smaller sub-set of peer funds (“Cohort”). When reviewing each Fund’s performance against its Category and Cohort, the Trustees took into account that the investment objective and strategies of each Fund, as well as the Fund’s level of risk tolerance, may differ significantly from funds in its Category and Cohort.
•
All Cap Value Fund. The Trustees considered that the All Cap Value Fund had underperformed its Category and Cohort averages over all periods presented ending September 30, 2024. The Trustees also considered that the Fund’s Adviser Class had outperformed the Fund’s benchmark, the Russell 3000 Value Index, over the since-inception period ended September 30, 2024, but had underperformed this benchmark and its additional indices for all other periods presented. The Trustees noted that the Fund’s other share classes, which have higher expenses, did not perform as well against the benchmark as the Adviser Class.

•
Strategic Opportunities Fund. The Trustees considered that the Strategic Opportunities Fund had underperformed its Category and Cohort averages over all periods presented ending September 30, 2024. The Trustees also considered that the Fund had underperformed its benchmark index, the Russell 2500 Value Index, and its additional indices for all periods presented ending September 30, 2024.

23

THE OLSTEIN FUNDS
ADDITIONAL INFORMATION
June 30, 2025 (UNAUDITED)(Continued)
Cost of Advisory Services and Profitability. The Trustees considered the annual management fee that each Fund pays to OCM under the Investment Advisory Agreement, as well as OCM’s profitability analysis for the 12-month period ended September 30, 2024 for services that OCM rendered to each Fund. The Trustees considered the reasonableness of OCM’s profits from its service relationship with the Funds. The Trustees also noted favorably that OCM had contractually agreed to waive its management fees and reimburse the Strategic Opportunities Fund for its operating expenses to the extent necessary to ensure that total operating expenses of the Fund do not exceed the amount set forth in the Fund’s prospectus. In that regard, the Trustees noted that OCM had waived a portion of its management fee during the most recent fiscal year with respect to the Strategic Opportunities Fund.
Comparative Fee and Expense Data. The Trustees considered a comparative analysis of contractual expenses borne by each Fund and those of funds in the Category and Cohort. The Trustees noted that the All Cap Value Fund’s management fee and total expenses (after waivers and expense reimbursements) were each higher than the Category and Cohort averages. The Trustees also noted that the Strategic Opportunities Fund’s management fee and total expenses (after waivers and expense reimbursements) were each higher than the Category and Cohort averages. The Trustees further took into account that the average net assets of a majority of the funds comprising the Cohort, as well as the Category average, were higher than the assets of the Strategic Opportunities Fund.
While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that OCM’s advisory fee with respect to each Fund continues to be reasonable.
Economies of Scale. The Trustees considered whether the Funds would benefit from any economies of scale, noting that the management fee for the All Cap Value Fund includes breakpoints once the Fund reaches $1 billion in assets. The Trustees also took into account that the Strategic Opportunities Fund’s management fee did not have breakpoints. Given the current size of the Strategic Opportunities Fund the Trustees concluded that it is not necessary to consider the implementation of fee breakpoints at the present time, but noted that OCM would revisit this issue in the future as circumstances change and asset levels increase.
Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by OCM and its affiliates from their respective relationships with the Funds. The Trustees noted that OCM utilizes soft dollar arrangements with respect to portfolio transactions. The Trustees also noted that OCM is reimbursed under the Trust’s 12b-1 plan for a portion of the expenses incurred in connection with distribution-related activities of OCM personnel and related expenses incurred by OCM, and OCM personnel maintain broker-dealer licenses with the Funds’ distributor. The Trustees considered that OCM may receive some form of reputational benefit from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified.

24

INVESTMENT ADVISER
Olstein Capital Management, L.P.
4 Manhattanville Road, Suite 204
Purchase, New York 10577
DISTRIBUTOR
Quasar Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212
ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103
This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information.
The Funds’ Statement of Additional Information contains additional information about the Funds’ trustees and is available without charge upon request by calling 1-800-799-2113.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) “Filed herewith”

(2) Not applicable

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies

(5) Not applicable to open-end investment companies

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	September 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	September 3, 2025

By (Signature and Title)*	/s/ Benjamin J. Eirich
Benjamin J. Eirich, Principal Financial Officer

Date	September 3, 2025

* Print the name and title of each signing officer under his or her signature.